Trade and other receivables - Summary of trade and other receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Receivables [Abstract]
Non-current trade receivables		$ 1
Non-current other financial receivables	$ 240	178
Non-current other receivables	129	348
Non-current prepayment of tolling charges to jointly controlled entities	228	269
Non-current pension surpluses	935	871
Non-current other prepayments	53	57
Total	1,585	1,724
Current trade receivables	2,167	2,314
Current other financial receivables	550	462
Current amounts due from equity accounted units	50	30
Current other receivables	226	358
Current other prepayments	186	279
Total	3,179	3,443
Trade receivables	2,167	2,315
Other financial receivables	790	640
Amounts due from equity accounted units	50	30
Other receivables	355	706
Prepayment of tolling charges to jointly controlled entities	228	269
Pension surpluses	935	871
Other prepayments	239	336
Total	$ 4,764	$ 5,167